Goodwill - Summary of Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013
Goodwill [Line Items]
Beginning balance	$ 419,270	$ 127,038	$ 179,120
Acquisitions	155,508	295,902	16,120
Foreign currency translation adjustments	(6,942)	(3,670)
Impairment			(68,202)
Ending balance	567,836	419,270	127,038
West Region [Member]
Goodwill [Line Items]
Beginning balance	297,085	54,249	91,393
Acquisitions	4,579	246,506	16,120
Foreign currency translation adjustments	(6,942)	(3,670)
Impairment			(53,264)
Ending balance	294,722	297,085	54,249
Central Region [Member]
Goodwill [Line Items]
Beginning balance	96,025	72,789	72,789
Acquisitions	150,929	23,236
Ending balance	246,954	96,025	72,789
East Region [Member]
Goodwill [Line Items]
Beginning balance	26,160		14,938
Acquisitions	0	26,160
Impairment			$ (14,938)
Ending balance	$ 26,160	$ 26,160